Prepaid Expenses and Other Receivables and Other assets - Summary of Prepaid Expenses and Receivables (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Interest-bearing at a fixed interest rate	5.00%